ALLOWANCES FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2015
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
ALLOWANCES FOR DOUBTFUL RECEIVABLES

5. ALLOWANCES FOR DOUBTFUL RECEIVABLES

The Group made provisions for doubtful accounts receivables in the aggregate amount of $5,482,019 during the year ended December 31, 2013. The Group reversed provision for doubtful accounts receivables in the aggregate amount of $3,823,744 and $2,026,567 during the year ended 2014 and 2015 respectively.

Analysis of allowances for accounts receivable is as follows:

	Year ended December 31,
	2013	2014	2015
Beginning of the year	$1,592,467	$7,160,782	$3,189,110
Allowances (Reversal) during the year	5,482,019	(3,823,744)	(2,026,567)
Foreign exchange effect	86,296	(147,928)	(75,078)
Closing balance	$7,160,782	$3,189,110	$1,087,465

As of December 31, 2013, the Group provided full allowance for certain long aging receivables based on available information on the customer's deteriorated credit risks and poor financial performance. Along with the recovery of solar industry and continued legal actions, the Group was able to collect payments on these receivable, as such, allowance of $3,823,744 and $2,026,567 previously recorded have been reversed in 2014 and 2015 respectively.